Property, plant and equipment - Net carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 42,836	$ 21,620
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	5,007
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,427	1,639
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51	67
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,260	1,019
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,008	13,888
Owned property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,746	21,620
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 15,090	$ 0